UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Overseas Stock Fund

Investor Class (TROSX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Investor Class	$40	0.77%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146
Table Summary

Portfolio Turnover Rate	23.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F165-053 6/26

Overseas Stock Fund

Investor Class (TROSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Overseas Stock Fund

Advisor Class (PAEIX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Advisor Class	$55	1.06%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146
Table Summary

Portfolio Turnover Rate	23.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F225-053 6/26

Overseas Stock Fund

Advisor Class (PAEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Overseas Stock Fund

I Class (TROIX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - I Class	$34	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146
Table Summary

Portfolio Turnover Rate	23.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F521-053 6/26

Overseas Stock Fund

I Class (TROIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Overseas Stock Fund

Z Class (TRZSX)

This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146
Table Summary

Portfolio Turnover Rate	23.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1265-053 6/26

Overseas Stock Fund

Z Class (TRZSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TROSX Overseas Stock Fund
PAEIX Overseas Stock Fund–
.
Advisor Class
TROIX Overseas Stock Fund–
.
I Class
TRZSX Overseas Stock Fund–
.
Z Class

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 15.89 $ 13.17 $ 11.17 $ 10.21 $ 13.46 $ 10.07
Investment
activities
Net investment
income
(1)(2)
0.15 0.31 0.28 0.29 0.27 0.24
Net realized and
unrealized gain/
loss 1.45 2.71 2.00 0.93 (3.27) 3.32
Total from
investment
activities 1.60 3.02 2.28 1.22 (3.00) 3.56
Distributions
Net investment
income (0.33) (0.30) (0.28) (0.25) (0.25) (0.17)
Net realized gain — — — (0.01) — —
Total distributions (0.33) (0.30) (0.28) (0.26) (0.25) (0.17)
NET ASSET
VALUE
End of period $ 17.16 $ 15.89 $ 13.17 $ 11.17 $ 10.21 $ 13.46

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.24% 23.46% 20.64% 11.93% (22.69)% 35.58%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.78% 0.79% 0.78% 0.80% 0.77%
Net expenses
after waivers/
payments by
Price Associates 0.77%
(4)
0.78% 0.79% 0.78% 0.80% 0.77%
Net investment
income 1.84%
(4)
2.20% 2.15% 2.47% 2.26% 1.90%
Portfolio turnover
rate 23.2% 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end of
period (in millions) $6,621 $5,925 $5,503 $5,969 $4,556 $6,693
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 15.94 $ 13.21 $ 11.20 $ 10.24 $ 13.28 $ 9.94
Investment
activities
Net investment
income
(1)(2)
0.13 0.27 0.25 0.26 0.16 0.16
Net realized and
unrealized gain/
loss 1.45 2.73 2.00 0.93 (3.20) 3.31
Total from
investment
activities 1.58 3.00 2.25 1.19 (3.04) 3.47
Distributions
Net investment
income (0.29) (0.27) (0.24) (0.22) — (0.13)
Net realized gain — — — (0.01) — —
Total distributions (0.29) (0.27) (0.24) (0.23) — (0.13)
NET ASSET
VALUE
End of period $ 17.23 $ 15.94 $ 13.21 $ 11.20 $ 10.24 $ 13.28

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.05% 23.16% 20.25% 11.59% (22.89)% 35.08%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.06%
(4)
1.06% 1.07% 1.07% 1.04% 1.05%
Net expenses
after waivers/
payments by
Price Associates 1.06%
(4)
1.06% 1.07% 1.07% 1.04% 1.05%
Net investment
income 1.54%
(4)
1.90% 1.91% 2.20% 1.57% 1.24%
Portfolio turnover
rate 23.2% 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end
of period (in
thousands) $552,962 $520,738 $461,718 $420,377 $412,647 $11,204
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 15.90 $ 13.19 $ 11.18 $ 10.22 $ 13.45 $ 10.08
Investment
activities
Net investment
income
(1)(2)
0.16 0.32 0.30 0.31 0.29 0.26
Net realized and
unrealized gain/
loss 1.44 2.72 2.00 0.93 (3.27) 3.31
Total from
investment
activities 1.60 3.04 2.30 1.24 (2.98) 3.57
Distributions
Net investment
income (0.35) (0.33) (0.29) (0.27) (0.25) (0.20)
Net realized gain — — — (0.01) — —
Total distributions (0.35) (0.33) (0.29) (0.28) (0.25) (0.20)
NET ASSET
VALUE
End of period $ 17.15 $ 15.90 $ 13.19 $ 11.18 $ 10.22 $ 13.45

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.22% 23.60% 20.77% 12.08% (22.55)% 35.69%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.67% 0.67% 0.67% 0.66%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.67% 0.67% 0.67% 0.66%
Net investment
income 1.94%
(4)
2.27% 2.31% 2.61% 2.48% 2.00%
Portfolio turnover
rate 23.2% 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end of
period (in millions) $6,761 $6,258 $6,251 $5,257 $4,162 $5,047
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 16.03 $ 13.30 $ 11.26 $ 10.31 $ 13.55 $ 10.12
Investment
activities
Net investment
income
(1)(2)
0.21 0.42 0.39 0.39 0.37 0.34
Net realized and
unrealized gain/
loss 1.45 2.74 2.01 0.93 (3.28) 3.33
Total from
investment
activities 1.66 3.16 2.40 1.32 (2.91) 3.67
Distributions
Net investment
income (0.46) (0.43) (0.36) (0.36) (0.33) (0.24)
Net realized gain — — — (0.01) — —
Total distributions (0.46) (0.43) (0.36) (0.37) (0.33) (0.24)
NET ASSET
VALUE
End of period $ 17.23 $ 16.03 $ 13.30 $ 11.26 $ 10.31 $ 13.55

T. ROWE PRICE Overseas Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.60% 24.52% 21.55% 12.73% (21.99)% 36.60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.65%
(4)
0.65% 0.65% 0.66% 0.66% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 2.57%
(4)
2.99% 2.98% 3.28% 3.09% 2.66%
Portfolio turnover
rate 23.2% 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end of
period (in millions) $11,625 $11,386 $10,542 $9,294 $9,029 $11,078
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.4%
Common Stocks 4.4%
ANZ Group Holdings  9,983,118 265,167
BHP Group  3,082,996 122,023
BHP Group (GBP) (1) 2,432,378 96,537
Coles Group  5,234,737 83,431
Macquarie Group  921,986 158,390
Scentre Group  59,760,080 160,587
Suncorp Group  8,102,891 100,835
Telstra Group  32,969,608 126,621
Total Australia (Cost $840,802) 1,113,591
AUSTRIA 0.7%
Common Stocks 0.7%
BAWAG Group  590,813 101,177
Erste Group Bank  692,990 76,573
Total Austria (Cost $134,168) 177,750
BELGIUM 0.4%
Common Stocks 0.4%
UCB  413,980 112,723
Total Belgium (Cost $128,975) 112,723
CANADA 3.1%
Common Stocks 3.1%
Brookfield  3,315,758 149,756
Canadian Natural Resources  3,697,766 176,511
Definity Financial (1) 3,400,741 173,373
Element Fleet Management  7,571,458 180,765
National Bank of Canada (1) 714,605 107,868
Total Canada (Cost $436,112) 788,273

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)  2,813,488 136,448
Total Chile (Cost $29,273) 136,448
CHINA 0.5%
Common Stocks 0.5%
Alibaba Group Holding (HKD)  4,007,268 66,044
Tencent Holdings (HKD)  978,500 59,426
Total China (Cost $58,648) 125,470
DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, Class B  5,242,880 223,011
Orsted (2) 3,874,861 103,627
Total Denmark (Cost $420,756) 326,638
FINLAND 1.8%
Common Stocks 1.8%
Fortum  3,504,761 88,296
Mandatum  10,157,887 81,241
Sampo, Class A  18,453,694 191,757
Stora Enso, Class R  9,323,252 103,810
Total Finland (Cost $380,588) 465,104
FRANCE 10.3%
Common Stocks 10.3%
Air Liquide  1,307,647 281,328
Airbus  1,440,234 296,918
AXA  5,015,330 241,765
Engie  7,112,974 234,462
EssilorLuxottica  479,257 101,444
Kering  348,400 95,850
L'Oreal  396,900 170,941
Safran  600,275 192,756
Sanofi  1,705,009 159,549

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Societe Generale  2,830,427 227,849
TotalEnergies  4,898,178 455,401
Vinci  1,093,265 165,326
Total France (Cost $1,639,464) 2,623,589
GERMANY 6.6%
Common Stocks 6.6%
Heidelberg Materials  753,304 166,212
Infineon Technologies  2,491,142 167,543
KION Group  1,641,686 85,682
Rheinmetall  86,579 138,077
SAP  873,253 146,613
Siemens  2,199,955 653,741
Siemens Energy  1,066,540 226,023
Siemens Healthineers (1) 2,606,595 106,881
Total Germany (Cost $1,173,158) 1,690,772
HONG KONG 1.2%
Common Stocks 1.2%
AIA Group  16,398,400 180,034
Techtronic Industries  9,030,500 130,940
Total Hong Kong (Cost $264,813) 310,974
IRELAND 0.9%
Common Stocks 0.9%
Kingspan Group  822,634 76,113
Ryanair Holdings, ADR (USD)  2,609,804 142,626
Total Ireland (Cost $226,529) 218,739
ITALY 3.8%
Common Stocks 3.8%
Enel  19,893,392 232,269
Generali (1) 3,020,506 135,355
Moncler  1,773,060 107,042
Prysmian  1,765,829 268,599
UniCredit (1) 3,062,195 236,654
Total Italy (Cost $562,508) 979,919

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 21.0%
Common Stocks 21.0%
Ajinomoto  3,511,500 112,861
Asics  6,661,500 189,171
Chugai Pharmaceutical  3,930,800 209,627
Fujikura  4,072,800 157,141
Hitachi  9,126,400 290,204
Hoya  709,200 132,439
Isetan Mitsukoshi Holdings (1) 6,449,100 122,553
KDDI  10,922,200 178,737
Komatsu  2,403,200 102,900
Mitsubishi Chemical Group  14,194,800 83,216
Mitsubishi Electric  5,472,000 219,597
Mitsubishi Estate  1,161,800 33,109
Mitsubishi UFJ Financial Group  18,610,200 334,292
Mitsui Fudosan  12,359,500 135,362
Nintendo  2,616,100 127,977
ORIX  3,471,400 116,835
Panasonic Holdings  7,713,100 157,778
Recruit Holdings  4,492,500 208,115
Resona Holdings  10,433,700 130,501
Seven & i Holdings  9,585,800 114,348
Shimizu  4,847,800 93,660
Shin-Etsu Chemical  4,090,700 188,345
SoftBank Group  4,506,100 153,923
Sony Group  14,315,800 286,822
Sumitomo  7,599,800 282,577
Sumitomo Mitsui Trust Group  5,419,034 181,176
Suzuki Motor  9,649,200 107,911
Takeda Pharmaceutical  5,194,200 173,657
Tokio Marine Holdings  4,465,100 204,487
Tokyo Electron  754,400 222,309
Toyota Motor  14,119,500 271,030
Tsuruha Holdings  3,623,800 47,689
Total Japan (Cost $3,758,940) 5,370,349
MEXICO 0.3%
Common Stocks 0.3%
Grupo Mexico, Series B  6,556,115 71,872
Total Mexico (Cost $52,446) 71,872

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 6.6%
Common Stocks 6.6%
ABN AMRO Bank, CVA  3,021,664 105,205
AerCap Holdings (USD)  726,268 103,283
Argenx, ADR (USD) (2) 234,879 183,610
ASML Holding  494,165 714,338
BE Semiconductor Industries (1) 440,090 128,733
CVC Capital Partners (1) 4,258,919 64,820
ING Groep  5,023,750 145,394
Koninklijke Philips  5,692,628 150,159
Magnum Ice Cream (1)(2) 5,839,986 85,421
Total Netherlands (Cost $748,228) 1,680,963
NORWAY 1.8%
Common Stocks 1.8%
Aker BP  3,125,731 122,192
DNB Bank  6,061,758 183,570
Equinor  3,539,466 144,047
Total Norway (Cost $273,418) 449,809
SINGAPORE 1.2%
Common Stocks 1.2%
DBS Group Holdings  5,213,240 240,386
Sea, ADR (USD) (2) 891,254 75,650
Total Singapore (Cost $223,711) 316,036
SOUTH KOREA 1.2%
Common Stocks 1.2%
Hanwha Aerospace  60,374 57,992
KT  2,335,075 98,127
Samsung Electronics  1,071,997 161,429
Total South Korea (Cost $130,253) 317,548
SPAIN 2.8%
Common Stocks 2.8%
Banco Bilbao Vizcaya Argentaria  12,164,235 268,615

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Banco Santander  26,678,160 325,536
Indra Sistemas (1) 2,038,254 117,229
Total Spain (Cost $538,317) 711,380
SWEDEN 1.8%
Common Stocks 1.8%
Autoliv, SDR (1) 818,179 94,653
Sandvik (1) 5,997,045 252,279
Telefonaktiebolaget LM Ericsson, Class B  10,135,655 120,908
Total Sweden (Cost $259,429) 467,840
SWITZERLAND 6.4%
Common Stocks 6.4%
ABB  2,392,528 241,980
Holcim  2,132,582 198,173
Nestle  2,116,794 214,303
Novartis  2,445,651 361,442
Roche Holding  973,037 396,513
UBS Group  5,068,685 224,298
Total Switzerland (Cost $992,601) 1,636,709
TAIWAN 1.8%
Common Stocks 1.8%
Taiwan Semiconductor Manufacturing  6,492,089 450,693
Total Taiwan (Cost $17,599) 450,693
UNITED KINGDOM 17.1%
Common Stocks 17.1%
3i Group  3,739,592 130,055
Admiral Group  3,083,692 141,685
AstraZeneca (USD)  2,837,705 531,701
Barclays  38,513,495 226,379
Bridgepoint Group  18,403,515 62,468
British American Tobacco  3,202,276 188,598
BT Group  62,431,710 183,539
Bunzl  3,207,060 105,724
Compass Group (USD)  7,548,862 213,308
Diageo  6,367,383 128,745

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Glencore  21,806,964 169,480
GSK  1,106 29
Kingfisher  16,242,890 63,872
Lloyds Banking Group  126,203,187 171,548
Melrose Industries  3,303,080 21,676
National Grid  14,436,414 258,420
Next  665,941 117,531
Persimmon  1,899,108 27,384
Rio Tinto  913,858 92,059
Rolls-Royce Holdings  15,651,260 251,853
Segro  7,693,210 72,870
Shell  123,991 5,637
Shell, ADR (USD) (1) 5,039,226 456,907
Standard Chartered  9,830,714 250,337
Unilever  8,703,482 507,545
Total United Kingdom (Cost $3,345,573) 4,379,350
UNITED STATES 1.4%
Common Stocks 1.4%
Broadcom  392,733 163,938
Philip Morris International  1,160,706 191,598
Total United States (Cost $190,165) 355,536
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 96,989 97
Total Short-Term Investments (Cost $97) 97

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.8%
Money Market Funds 1.8%
T. Rowe Price Treasury Reserve Fund, 3.71% (3)(4) 472,489,713 472,490
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 472,490
Total Securities Lending Collateral (Cost $472,490) 472,490
Total Investments in Securities
100.7% of Net Assets
(Cost $17,299,061) $ 25,750,662
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at April 30, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 1,745++
T. Rowe Price Treasury Reserve Fund, 3.71% — — —++
Totals $ —# $ — $ 1,745+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 655,234  ¤  ¤ $ 97
T. Rowe Price Treasury
Reserve Fund, 3.71% —  ¤  ¤ 472,490
Total $ 472,587^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $1,745 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $472,587.

T. ROWE PRICE Overseas Stock Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,299,061) $ 25,750,662
Receivable for investment securities sold 133,509
Dividends receivable 88,224
Foreign currency (cost $23,563) 23,715
Receivable for shares sold 10,532
Due from affiliates 6,025
Other assets 130,241
Total assets 26,142,908
Liabilities
Obligation to return securities lending collateral 472,490
Payable for investment securities purchased 43,367
Payable for shares redeemed 35,205
Investment management fees payable 13,067
Payable to directors 5
Other liabilities 18,851
Total liabilities 582,985
NET ASSETS $ 25,559,923

T. ROWE PRICE Overseas Stock Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 10,518,680
Paid-in capital applicable to 1,486,887,572 shares of $0.01
par value capital stock outstanding; 18,000,000,000 shares
of the Corporation authorized 15,041,243
NET ASSETS $ 25,559,923
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,621,496; Shares outstanding:
385,901,846) $ 17.16
Advisor Class
(Net assets: $552,962; Shares outstanding: 32,099,961) $ 17.23
I Class
(Net assets: $6,760,682; Shares outstanding:
394,119,698) $ 17.15
Z Class
(Net assets: $11,624,783; Shares outstanding:
674,766,067) $ 17.23

T. ROWE PRICE Overseas Stock Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $35,803) $ 319,191
Securities lending 1,433
Other 17
Total income 320,641
Expenses
Investment management 78,352
Shareholder servicing
Investor Class $ 3,687
Advisor Class 407
I Class 266 4,360
Rule 12b-1 fees
Advisor Class 669
Prospectus and shareholder reports
Investor Class 147
Advisor Class 13
I Class 108
Z Class 2 270
Custody and accounting 1,812
Registration 82
Legal and audit 43
Directors 35
Miscellaneous 161
Waived / paid by Price Associates (37,378)
Total expenses 48,406
Net investment income 272,235

T. ROWE PRICE Overseas Stock Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $9,184) 2,023,397
Foreign currency transactions (1,529)
Net realized gain 2,021,868
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(13,384)) 157,953
Other assets and liabilities denominated in foreign currencies 4,659
Change in net unrealized gain / loss 162,612
Net realized and unrealized gain / loss 2,184,480
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,456,715

T. ROWE PRICE Overseas Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 272,235 $ 600,473
Net realized gain 2,021,868 1,351,105
Change in net unrealized gain / loss 162,612 3,064,829
Increase in net assets from operations 2,456,715 5,016,407
Distributions to shareholders
Net earnings
Investor Class (125,583) (124,751)
Advisor Class (9,443) (9,263)
I Class (135,451) (150,761)
Z Class (322,050) (342,484)
Decrease in net assets from distributions (592,527) (627,259)
Capital share transactions
*
Shares sold
Investor Class 691,998 943,800
Advisor Class 5,282 5,423
I Class 533,265 1,131,390
Z Class 159,428 465,366
Shares issued in connection with fund acquisition
Investor Class 56,572 –
I Class 220,996 –
Distributions reinvested
Investor Class 124,004 122,952
Advisor Class 9,429 9,252
I Class 119,490 131,135
Z Class 322,050 342,484
Shares redeemed
Investor Class (660,823) (1,743,059)
Advisor Class (24,299) (45,928)
I Class (862,044) (2,391,603)
Z Class (1,089,569) (2,028,814)
Decrease in net assets from capital share
transactions (394,221) (3,057,602)

T. ROWE PRICE Overseas Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase during period 1,469,967 1,331,546
Beginning of period 24,089,956 22,758,410
End of period $ 25,559,923 $ 24,089,956
*Share information (000s)
Shares sold
Investor Class 41,792 68,222
Advisor Class 315 365
I Class 32,054 82,861
Z Class 9,604 34,273
Shares issued in connection with fund acquisition
Investor Class 3,255 –
I Class 12,723 –
Distributions reinvested
Investor Class 7,794 9,553
Advisor Class 590 716
I Class 7,515 10,197
Z Class 20,216 26,570
Shares redeemed
Investor Class (39,777) (122,772)
Advisor Class (1,481) (3,356)
I Class (51,841) (173,469)
Z Class (65,543) (142,750)
Decrease in shares outstanding (22,784) (209,590)

T. ROWE PRICE Overseas Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has four classes of shares: the Overseas Stock Fund (Investor Class), the
Overseas Stock Fund–Advisor Class (Advisor Class), the Overseas Stock
Fund–I Class (I Class) and the Overseas Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Overseas Stock Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A
capital
gain distribution, if any, may also be declared and
paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2026, the fund realized $48,705,000 of net gain on
$103,239,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Overseas Stock Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Overseas Stock Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,849,313 $ 23,428,762 $ — $ 25,278,075
Short-Term Investments 97 — — 97
Securities Lending Collateral 472,490 — — 472,490
Total $ 2,321,900 $ 23,428,762 $ — $ 25,750,662

T. ROWE PRICE Overseas Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $1,015,491,000; the aggregate value of collateral was
$1,036,077,000 and consisted of cash collateral and related investments of
$472,490,000 and U.S. government securities of $563,587,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,743,642,000 and
$6,703,382,000, respectively, for the six months ended April 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Overseas Stock Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had
$52,900,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $17,304,229,000. Net unrealized gain aggregated $8,457,313,000 at period-end, of which $8,968,933,000 related to appreciated investments and $511,620,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - ACQUISITIONS
On April 20, 2026, the fund acquired substantially all of the assets of the
T. Rowe Price International Disciplined Equity Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated December 9,
2025. The acquired fund had similar investment objectives and strategies, and identical fundamental investment policies as the fund. Additionally, the reorganization is intended to benefit shareholders of both funds through increased scale, leading to the same or lower expense ratios. The Boards of

T. ROWE PRICE Overseas Stock Fund

the acquired fund and the fund approved the reorganization, and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-free exchange of 3,254,997 shares of the fund’s Investor Class with a value of $56,572,000 for 5,396,045 shares of the Investor Class and 367,950 shares of the Advisor Class of the acquired fund then outstanding, in aggregate with the same value, and 12,722,868 shares of the fund’s I Class with a value of $220,996,000 for 22,755,903 I Class shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, April 17, 2026. The net assets of the acquired fund at that date included $44,236,000 of unrealized appreciation. Assets of the acquired fund, including securities of $260,432,000, cash of $12,389,000, receivables and other assets of $4,747,000, were combined with those of the fund, resulting in aggregate net assets of $26,049,226,000 immediately after the acquisition.
The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire six months ended April 30, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), were as follows:
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since April 20,
2026.
($000s)
Net investment income $ 275,018
Net realized gain (loss) 2,075,326
Change in net unrealized gain/loss 135,074
Increase (decrease) in net assets from operations $ 2,485,418

T. ROWE PRICE Overseas Stock Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to
0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets.
At April 30, 2026, the effective annual group fee rate was 0.28%. Effective
May 1, 2021, Price Associates has contractually agreed, at least through
December 31, 2027, to waive a portion of its investment management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. In addition, effective April 1, 2026, Price
Associates has contractually agreed to permanently waive a portion of the investment management fee it is entitled to receive from the fund in order to limit the fund’s overall investment management fee rate to 0.65% of the fund’s average daily net assets. This agreement can only be amended or terminated with approval by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $90,000 and allocated ratably in the amounts of $23,000 for the Investor Class, $2,000 for the Advisor Class, $23,000 for the
I Class, and $42,000 for the Z Class, for the six months ended April 30, 2026.
The Investor Class and Advisor Class are each subject to a contractual expense limitation. The Investor Class agreement is expected to remain in place indefinitely, while the Advisor Class agreement will continue through the expense limitation date indicated in the table below. Each agreement may be amended or terminated only with approval of the fund’s Board. Prior to April 1, 2026, the contractual expense limitation for the Investor Class was
0.99%. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes,

T. ROWE PRICE Overseas Stock Fund

and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2026 as indicated in the table below. At April 30, 2026, there were no amounts subject to repayment

T. ROWE PRICE Overseas Stock Fund

by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $278,000 for T. Rowe Price Services, Inc.;
and $58,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2026, the fund was
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.90% 1.24% 0.05% 0.00%
Expense limitation date N/A 12/31/27 12/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(37,288)

T. ROWE PRICE Overseas Stock Fund

charged $113,000 for shareholder servicing costs related to the college savings plans, of which $14,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2026, approximately 8% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,523,439 shares of the Investor Class, representing 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE Overseas Stock Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Overseas Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Overseas Stock Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE Overseas Stock Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. In addition, effective April 1,
2026, the fund will be subject to an indefinite contractual expense limitation under which the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund to limit the fund’s overall management fee rate to 0.65% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the Adviser by the fund.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.

T. ROWE PRICE Overseas Stock Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile
(Expense Group and Expense Universe). The information provided to the Board

T. ROWE PRICE Overseas Stock Fund

for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense
Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F165-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026